Note 29 Capital Ratios (Details) - EUR (€)	Jun. 30, 2021 [1]	Dec. 31, 2020
Capital ratios [Line Items]
CET 1 phased in capital at a consolidated level	€ 43,903,000,000	€ 42,931,000,000
CET 1 phased in capital at a individual level	5,696,000,000	6,667,000,000
Common Equity Tier 2	7,688,000,000	8,547,000,000
Assets Weighted By Risk	€ 305,599,000,000	€ 353,273,000,000
CET 1	14.37%	12.15%
AT 1	1.86%	1.89%
Capital coefficient Tier 1	16.23%	14.04%
Capital coefficient Tier 2	2.52%	2.42%
Total capital coefficient	18.75%	16.46%

[1]	(*) Provisional data.